Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
15	TRADE AND OTHER PAYABLES

	December 31, 2024	December 31, 2025
	US$	US$
Trade payables	2,513,802	450,593
Accruals	1,653,008	668,344
Sundry payables	248,323	12,118,112
	4,415,133	13,237,049

Trade payables as of December 31, 2025 consist of technology consultancy cost. Trade payables as of December 31, 2024 mainly consist of amount owing to Treasure Global Inc. (“TGL”) as part of the partnership agreement signed on August 1, 2024 between the Company and TGL, in which TGL shall periodically provide funds and its customer database access to the Company to support its credit service activities in exchange of long term profit sharing.

Accruals consist mainly of staff salaries and consultant fees for which services have been performed but not been billed.

Sundry payables as of December 31, 2025, consist of amount owing to Treasure Global Inc. (“TGL”) as part of the partnership agreement signed on August 1, 2024 between the Company and TGL, in which TGL shall periodically provide funds and its customer database access to the Company to support its credit service activities in exchange of long term profit sharing.

Sundry payables also include a loan payable to Blue Rock Capital Ltd.

The currency profiles of the Company’s trade and other payables at the end of the reporting date are as follows:

	December 31, 2024	December 31, 2025
	US$	US$
Malaysia ringgit	4,220,536	4,501,621